UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1.                Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Statement of Investments (Unaudited)

as of September 30, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
INDUSTRIALS			1.52
INDUSTRIAL CONGLOMERATES
5,000	GENERAL ELECTRIC CO.	82,100
		82,100	1.52

UTILITIES			2.25
ELECTRIC UTILITIES
4,000	PPL CORP.	121,360
		121,360	2.25

TOTAL COMMON STOCK (Cost: $213,930)		203,460	3.77

US GOVT SECURITIES
US GOVERNMENT AGENCY			88.36
US GOVERNMENT AGENCY
100,000	FEDERAL FARM CREDIT BANK 3.17% 09/15/14	99,745
200,000	FEDERAL FARM CREDIT BANK 3.25% 11/18/14	199,697
132,000	FEDERAL HOME LN MTG CORP 2.50% 03/23/12	133,031
100,000	FEDERAL HOME LN MTG CORP 2.125% 04/02/12	100,748
125,000	FEDERAL HOME LN MTG CORP 3.00% 02/04/14	125,526
200,000	FEDERAL HOME LN MTG CORP 3.25% 02/18/14	201,331
200,000	FEDERAL HOME LN MTG CORP 3.25% 03/03/14	201,299
200,000	FEDERAL HOME LN MTG CORP 5.25% 02/27/23	199,673
80,000	FEDERAL HOME LOAN BANK 1.85% 03/25/11	80,512
300,000	FEDERAL HOME LOAN BANK 2.00% 01/05/12	301,126
100,000	FEDERAL HOME LOAN BANK 2.25% 06/22/12	101,130
315,000	FEDERAL HOME LOAN BANK 2.30% 03/25/13	315,305
100,000	FEDERAL HOME LOAN BANK 4.27% 09/17/13	103,613
135,000	FEDERAL HOME LOAN BANK 3.00% 04/07/14	135,063
165,000	FEDERAL HOME LOAN BANK 3.00% 04/07/14	165,914
300,000	FEDERAL HOME LOAN BANK 3.05% 05/12/14	299,750
200,000	FEDERAL HOME LOAN BANK 3.00% 05/20/14	200,060
115,000	FEDERAL HOME LOAN BANK 2.50% 07/02/14 STEP	115,005
100,000	FEDERAL HOME LOAN BANK 2.25% 08/19/14 STEP	100,246
100,000	FEDERAL HOME LOAN BANK 4.60% 01/14/15	101,140
200,000	FEDERAL HOME LOAN BANK 4.10% 01/28/16	200,079
125,000	FEDERAL HOME LOAN BANK 5.35% 09/27/17	129,801
425,000	FEDERAL HOME LOAN BANK 4.50% 02/15/18	433,749
100,000	FEDERAL HOME LOAN BANK 5.20% 06/25/18	102,077
100,000	FEDERAL HOME LOAN BANK 5.50% 11/08/18	103,851
200,000	FEDERAL HOME LOAN BANK 6.375% 06/29/22	206,498
100,000	FEDERAL NATL MTG ASSOC. 2.50% 02/17/12	100,679
215,000	FEDERAL NATL MTG ASSOC. 5.50% 01/24/22	215,248
		4,771,897	88.36

TOTAL US GOVT SECURITIES (Cost: $4,764,622)		4,771,897	88.36

PREFERRED STOCK
FINANCIALS			3.17

COMMERCIAL BANKS
4,000	BARCLAYS BANK PLC 6.625% PFD	81,200
2,000	BARCLAYS BANK PLC 7.10% PFD	44,600
		125,800	2.33

DIVERSIFIED FINANCIAL SERVICES
2,000	DEUTSCHE BANK 7.35% PFD	45,500
		45,500	0.84

TELECOMMUNICATION SERVICES			1.98
DIVERSIFIED TELECOM. SERVICES
4,000	AT&T INC. 6.375% PFD	107,000
		107,000	1.98

TOTAL PREFERRED STOCK (Cost: $300,000)		278,300	5.15

SHORT TERM INVESTMENTS
MONEY MARKET			2.59
139,708	UMB MONEY MARKET FIDUCIARY	139,708
		139,708	2.59

TOTAL SHORT TERM INVESTMENTS (Cost: $139,708)		139,708	2.59

TOTAL INVESTMENTS (Cost: $5,418,260)		5,393,365	99.87

OTHER ASSETS LESS LIABILITIES		7,345	0.13

TOTAL NET ASSETS		5,400,710	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of September 30, 2009

Quantity or				% of Total
Principal	Description		Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY				2.71
DISTRIBUTORS
1,000	GENUINE PARTS CO.		38,060
			38,060	0.50

HOTELS, RESTAURANTS & LEISURE
2,500	MCDONALD’S CORP.		142,675
			142,675	1.86

SPECIALTY RETAIL
1,000	HOME DEPOT INC.		26,640
			26,640	0.35

CONSUMER STAPLES				2.12
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO	.	144,800
			144,800	1.89

TOBACCO
1,000	ALTRIA GROUP INC.		17,810
			17,810	0.23

ENERGY				5.43
OIL, GAS & CONSUMABLE FUELS
1,000	APACHE CORP.		91,830
1,000	BRITISH PETROLEUM PLC ADR		53,230
1,000	CONOCOPHILLIPS		45,160
3,000	MARATHON OIL CORP.		95,700
1,000	OCCIDENTAL PETROLEUM CORP.		78,400
1,250	XTO ENERGY INC.		51,650
			415,970	5.43

FINANCIALS				1.54
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.		67,680
			67,680	0.88

INSURANCE
1,000	CHUBB CORP.		50,410
			50,410	0.66

HEALTH CARE				3.18
PHARMACEUTICALS
4,000	JOHNSON & JOHNSON		243,560
			243,560	3.18

INDUSTRIALS				3.11

AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.		74,300
			74,300	0.97

INDUSTRIAL CONGLOMERATES
10,000	GENERAL ELECTRIC CO.		164,200
			164,200	2.14

INFORMATION TECHNOLOGY				1.69
SOFTWARE
5,000	MICROSOFT CORP.		129,450
			129,450	1.69

MATERIALS				0.42
CHEMICALS
1,000	DUPONT DE NEMOURS & CO.	.	32,140
			32,140	0.42

TELECOMMUNICATION SERVICES				0.75
DIVERSIFIED TELECOM. SERVICES
1,000	AT&T INC.		27,010
1,000	VERIZON COMMUNICATIONS INC.		30,270
			57,280	0.75

UTILITIES				1.93
ELECTRIC UTILITIES
1,000	DUKE ENERGY CORP.		15,740
			15,740	0.21

MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.		69,000
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC		62,880
			131,880	1.72

TOTAL COMMON STOCK (Cost: $1,909,295)			1,752,595	22.87

CORPORATE BONDS
CONSUMER DISCRETIONARY				7.80
LODGING
50,000	MARRIOTT INT’L 5.625% 02/15/13		51,010
			51,010	0.67

MULTILINE RETAIL
281,000	TARGET CORP. 8.60% 01/15/12		317,040
			317,040	4.14

RETAILERS-APPAREL
35,000	NORDSTROM INC. 6.75% 06/01/14		38,395
			38,395	0.50

SPECIALTY RETAIL
100,000	HOME DEPOT INC. 5.20% 03/01/11		103,885
80,000	STAPLES INC. 7.375% 10/01/12		87,461
			191,346	2.50

ENERGY			5.20
ENERGY EQUIPMENT & SERVICES
50,000	WEATHERFORD INT’L LTD. 5.95% 06/15/12	53,616
		53,616	0.70

OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	165,908
170,000	TEXACO CAPITAL 8.625% 06/30/10	178,936
		344,844	4.50

FINANCIALS			22.07
COMMERCIAL BANKS
100,000	AMERICAN EXPRESS CO. 10/20/09 FLOAT	99,975
		99,975	1.30

DIVERSIFIED FINANCIAL SERVICES
300,000	AIG 6.00% 11/15/14	176,563
30,000	AMERICAN EXPRESS CO. 5.00% 12/02/10	30,902
200,000	AMERICAN EXPRESS CO. 7.30% 08/20/13	221,798
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	414,689
150,000	GENERAL ELECTRIC CAP 5.50% 09/30/16 STEP	151,626
100,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	99,694
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	100,000
106,000	HSBC 11/10/13 FLOAT	92,337
50,000	SCHWAB CORP. 6.375% 09/01/17	55,851
		1,343,459	17.53

INSURANCE
28,000	HARTFORD LIFE INSURANCE 6.00% 09/15/21	26,519
75,000	HARTFORD LIFE GLOBAL FUND 6.00% 07/15/15	73,108
100,000	PROTECTIVE LIFE 05/10/10 FLOAT	98,042
		197,669	2.58

REAL ESTATE INVESTMENT TRUST
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	50,096
		50,096	0.65

HEALTH CARE			0.62
HEALTH CARE SERVICES
46,000	WELLPOINT INC. 5.00% 12/15/14	47,812
		47,812	0.62

INDUSTRIALS			4.78
COMMERCIAL SERVICES
50,000	EQUIFAX INC. 6.30% 07/01/17	49,864
		49,864	0.65

INDUSTRIAL CONGLOMERATES
90,000	TRINITY INDUSTRIES INC. 6.50% 03/15/14	89,100
		89,100	1.16

ELECTRONICS
59,000	FISHER SCIENTIFIC INT’L 6.75% 08/15/14	61,087
50,000	FISHER SCIENTIFIC INT’L 6.125% 07/01/15	51,938
		113,025	1.47

MACHINERY
115,000	JOY GLOBAL INC. 6.00% 11/15/16	114,594
		114,594	1.50

INFORMATION TECHNOLOGY			1.36
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	52,481
		52,481	0.68

OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	52,428
		52,428	0.68

MATERIALS			7.79
CHEMICALS
50,000	DOW CHEMICAL CO. 5.00% 06/15/13	50,172
50,000	DOW CHEMICAL CO. 5.90% 09/15/15	49,819
		99,991	1.30

CONTAINERS/PACKAGING
25,000	PACKAGING CORP. OF AMERICA 5.75% 08/01/13	26,010
		26,010	0.34

IRON & STEEL
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	52,550
		52,550	0.69

METAL PROCESSING
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	52,789
		52,789	0.69

METALS & MINING
100,000	ALCOA INC. 7.375% 08/01/10	103,494
75,000	ALCOA INC. 6.50% 06/01/11	77,604
75,000	ALCOA INC. 6.00% 07/15/13	78,289
50,000	FREEPORT—MCMORAN C&G INC. 8.25% 04/01/15	53,188
50,000	FREEPORT—MCMORAN C&G INC. 8.375% 04/01/17	53,188
		365,762	4.77

TELECOMMUNICATION SERVICES			7.92
DIVERSIFIED TELECOM. SERVICES
100,000	AT&T CORP. 7.30% 11/15/11	110,768
308,575	BELLSOUTH TELECOM. 6.30% 12/15/15	332,440
53,000	VERIZON 6.50% 09/15/11	56,988
100,000	VERIZON FLORIDA 6.125% 01/15/13	107,031
		607,227	7.92

UTILITIES			6.05
ELECTRIC UTILITIES
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	246,748
		246,748	3.22

GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	157,133
		157,133	2.05

MULTI-UTILITIES
55,000.00	CONSUMERS ENERGY CO. 6.00% 02/15/14	60,002
		60,002	0.78

TOTAL CORPORATE BONDS (Cost: $4,790,637)		4,874,966	63.61

US GOVT SECURITIES
US GOVERNMENT AGENCY			1.40
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	106,958
		106,958	1.40

TOTAL US GOVT SECURITIES (Cost: $100,000)		106,958	1.40

PREFERRED STOCK
FINANCIALS			6.05
COMMERCIAL BANKS
2,000	BANK OF AMERICA 7.25% PFD	43,360
2,000	BANK OF AMERICA 6.375% PFD	35,900
2,000	BARCLAYS BANK PLC 7.10% PFD	44,600
2,000	BARCLAYS BANK PLC 6.625% PFD	40,600
4,000	HSBC HOLDINGS PLC 6.20% PFD A	86,120
		250,580	3.27

DIVERSIFIED FINANCIAL SERVICES
3,000	DEUTSCHE BANK 6.625% PFD	63,690
2,000	MERRILL LYNCH 6.45% PFD	37,260
		100,950	1.32

INSURANCE
3,000	METLIFE INC. 6.50% PFD	71,190
2,500	PHOENIX COMPANIES INC. 7.45% PFD	40,575
		111,765	1.46

TELECOMMUNICATION SERVICES			0.70
DIVERSIFIED TELECOM. SERVICES
2,000	AT&T INC. 6.375% PFD	53,500
		53,500	0.70

UTILITIES			0.66
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	50,880
		50,880	0.66

TOTAL PREFERRED STOCK (Cost: $662,560)		567,675	7.41

SHORT TERM INVESTMENTS
MONEY MARKET			3.98
305,382	UMB MONEY MARKET FIDUCIARY	305,382
		305,382	3.98

TOTAL SHORT TERM INVESTMENTS (Cost: $305,381)		305,382	3.98

TOTAL INVESTMENTS (Cost: $7,767,874)		7,607,576	99.27

OTHER ASSETS LESS LIABILITIES		56,285	0.73

TOTAL NET ASSETS		7,663,861	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of September 30, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.99
HOTELS, RESTAURANTS & LEISURE
10,000	MCDONALD’S CORP.	570,700
		570,700	1.99

CONSUMER STAPLES			8.16
BEVERAGES
15,000	COCA-COLA CO.	805,500
		805,500	2.81

FOOD PRODUCTS
12,000	JM SMUCKER CO.	636,120
7,500	MCCORMICK & COMPANY INC.	254,550
		890,670	3.11

HOUSEHOLD PRODUCTS
11,053	PROCTER & GAMBLE CO.	640,190
		640,190	2.24

ENERGY			15.04
ENERGY EQUIPMENT & SERVICES
24,000	CAMERON INT’L CORP. *	907,680
10,000	HALLIBURTON CO.	271,200
5,000	NATIONAL OILWELL VARCO INC. *	215,650
		1,394,530	4.87

OIL, GAS & CONSUMABLE FUELS
6,000	BRITISH PETROLEUM PLC ADR	319,380
8,000	CONOCOPHILLIPS	361,280
15,000	DEVON ENERGY CORP.	1,009,950
8,750	SPECTRA ENERGY CORP.	165,725
15,000	SUNCOR ENERGY INC.	518,400
30,000	WILLIAMS COMPANIES INC.	536,100
		2,910,835	10.17

FINANCIALS			7.87
COMMERCIAL BANKS
35,000	BANCO LATINOAMERICANO DE EXPORTACIONES E	497,700
		497,700	1.74

CONSUMER FINANCE
10,000	AMERICAN EXPRESS CO.	339,000
		339,000	1.18

DIVERSIFIED FINANCIAL SERVICES
10,000	MOODYS CORP.	204,600
		204,600	0.71

INSURANCE
6	BERKSHIRE HATHAWAY INC. A *	606,000
12,000	CHUBB CORP.	604,920
		1,210,920	4.23

HEALTH CARE			6.33
HEALTH CARE EQUIPMENT & SUPPLIES
5,000	BAXTER INT’L INC.	285,050
5,000	BECTON DICKINSON & CO.	348,750
5,000	COVIDIEN PLC.	216,300
		850,100	2.97

LIFE SCIENCES TOOLS & SERVICES
12,000	PERKINELMER INC.	230,880
		230,880	0.81

PHARMACEUTICALS
12,000	JOHNSON & JOHNSON	730,880
		730,680	2.55

INDUSTRIALS			14.18
AEROSPACE & DEFENSE
10,000	BOEING CO.	541,500
15,000	CUBIC CORP.	592,050
		1,133,550	3.96

AIR FREIGHT & LOGISTICS
5,000	UNITED PARCEL SERVICE INC. B	282,350
		282,350	0.99

INDUSTRIAL CONGLOMERATES
40,000	GENERAL ELECTRIC CO.	656,800
		656,800	2.30

MACHINERY
6,000	CATERPILLAR INC.	307,980
10,000	INGERSOLL-RAND PLC	306,700
		614,680	2.15

ROAD & RAIL
5,000	BURLINGTON NORTHERN SANTA FE CORP.	399,150
6,000	CSX CORP.	251,160
7,000	NORFOLK SOUTHERN CORP.	301,770
		952,080	3.33

TRADING COMPANIES & DISTRIBUTORS
15,000	GATX CORP.	419,250
		419,250	1.46

INFORMATION TECHNOLOGY			4.94
COMMUNICATIONS EQUIPMENT
25,000	NOKIA CORP. ADR A	365,500
		365,500	1.28

COMPUTERS & PERIPHERALS
10,000	SANDISK CORP. *	217,000
		217,000	0.76

IT SERVICES
8,000	AUTOMATIC DATA PROCESSING INC.	314,400
		314,400	1.10

SOFTWARE
20,000	MICROSOFT CORP.	517,800
		517,800	1.81

MATERIALS			2.38
METALS & MINING
16,000	RELIANCE STEEL & ALUMINUM CO.	680,960
		680,960	2.38

UTILITIES			1.78
ELECTRIC UTILITIES
7,000	ALLETE INC.	234,990
17,500	DUKE ENERGY CORP.	275,450
		510,440	1.78

TOTAL COMMON STOCK (Cost: $15,025,147)		17,941,115	62.69

CORPORATE BONDS
CONSUMER DISCRETIONARY			2.70
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	102,693
		102,693	0.36

LODGING
100,000	MARRIOTT INT’L 5.625% 02/15/13	102,020
		102,020	0.36

MULTILINE RETAIL
178,000	TARGET CORP. 8.60% 01/15/12	200,830
		200,830	0.70

SPECIALTY RETAIL
100,000	HOME DEPOT INC. 4.625% 08/15/10	102,878
150,000	HOME DEPOT INC. 5.20% 03/01/11	155,828
100,000	STAPLES INC. 7.375% 10/01/12	109,326
		368,031	1.29

ENERGY			6.12
ENERGY EQUIPMENT & SERVICES
22,000	KINDER MORGAN 6.50% 09/01/13	21,406
100,000	WEATHERFORD INT’L LTD. 5.95% 06/15/12	107,233
		128,639	0.45

OIL, GAS & CONSUMABLE FUELS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	554,135
255,000	BURLINGTON RESOURCES 6.40% 08/15/11	276,033
190,000	DEVON ENERGY CORP. 10.125% 11/15/09	191,092
50,000	PREMCOR REFINING 6.75% 05/01/14	49,102
296,000	PREMCOR REFINING 7.50% 06/15/15	303,809
250,000	SPECTRA ENERGY CORP. 7.50% 10/01/09	250,000
		1,624,170	5.68

FINANCIALS			11.94
COMMERCIAL BANKS
161,000	MORGAN STANLEY 07/01/14 FLOAT	146,602
		146,602	0.51

DIVERSIFIED FINANCIAL SERVICES
250,000	AIG 07/11/11 FLOAT	218,317
300,000	AIG 6.00% 10/15/14	178,048
450,000	AIG 6.00% 11/15/14	264,844
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	300,831
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	347,624
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	211,616
601,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	599,162
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	268,847
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	138,127
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	512,012
		3,039,428	10.62

INSURANCE
130,000	AIG 7.50% 08/11/10	130,880
		130,880	0.46

REAL ESTATE INVESTMENT TRUST
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	100,192
		100,192	0.35

HEALTH CARE			0.36
HEALTH CARE SERVICES
100,000	WELLPOINT INC. 5.00% 12/15/14	103,938
		103,938	0.36

INDUSTRIALS			5.93
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	303,297
		303,297	1.06

COMMERCIAL SERVICES & SUPPLIES
100,000	ALLIED WASTE NORTH AMERICA INC. 7.875% 04/15/13	102,500
		102,500	0.36

ELECTRICAL EQUIPMENT
250,000	EMERSON ELECTRIC CO. 7.125% 08/15/10	264,250
		264,250	0.92

INDUSTRIAL CONGLOMERATES
1,000,000	GENERAL ELECTRIC CO. 5.25% 12/06/17	1,026,250
		1,026,250	3.59

INFORMATION TECHNOLOGY			0.97
COMPUTERS & PERIPHERALS
150,000	DELL INC. 4.70% 04/15/13	158,127
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	119,637
		277,764	0.97

MATERIALS			2.03
METAL PROCESSING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,577
		105,577	0.37

METALS & MINING
250,000	ALCOA INC. 6.00% 01/15/12	261,658
100,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	106,375
100,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	106,375
		474,408	1.66

TELECOMMUNICATION SERVICES			1.35
DIVERSIFIED TELECOM. SERVICES
250,000	NEXTEL COMMUNICATION 7.375% 08/01/15	224,375
150,000	VERIZON FLORIDA 6.125% 01/15/13	160,547
		384,922	1.35

UTILITIES			0.13
ELECTRIC UTILITIES
36,150	RELIANT ENERGY MID ATL 9.237% 07/02/17	38,319
		38,319	0.13

TOTAL CORPORATE BONDS (Cost: $9,205,856)		9,024,710	31.54

PREFERRED STOCK
FINANCIALS			2.79
COMMERCIAL BANKS
8,000	BANK OF AMERICA 8.20% PFD	187,040
5,000	BARCLAYS BANK PLC 8.125% PFD	122,000
5,000	BARCLAYS BANK PLC 7.10% PFD	111,500
5,000	HSBC HOLDING PLC 8.125% PFD	129,200
10,000	WACHOVIA 7.85% PFD	248,500
		798,240	2.79

TELECOMMUNICATION SERVICES			0.93
DIVERSIFIED TELECOM. SERVICES
10,000	AT&T INC. 6.375% PFD	267,500
		267,500	0.93

TOTAL PREFERRED STOCK (Cost: $1,074,938)		1,065,740	3.72

SHORT TERM INVESTMENTS
MONEY MARKET			1.79
513,008	UMB MONEY MARKET FIDUCIARY	513,008
		513,008	1.79

TOTAL SHORT TERM INVESTMENTS (Cost: $513,007)		513,008	1.79

TOTAL INVESTMENTS (Cost: $25,818,949)		28,544,573	99.74

OTHER ASSETS LESS LIABILITIES		73,751	0.26

TOTAL NET ASSETS		28,618,324	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Growth Fund

Statement of Investments (Unaudited)

as of September 30, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER STAPLES			4.61
PERSONAL PRODUCTS
2,000	CHATTEM INC. *	132,820
		132,820	4.61

ENERGY			28.06
ENERGY EQUIPMENT & SERVICES
4,000	FMC TECHNOLOGIES INC. *	208,960
2,000	HORNBECK OFFSHORE SERVICES INC. *	55,120
2,000	NATIONAL OILWELL VARCO INC. *	86,260
		350,340	12.17

OIL, GAS & CONSUMABLE FUELS
2,000	APACHE CORP.	183,660
1,500	CONOCOPHILLIPS	67,740
4,000	MARATHON OIL CORP.	127,600
1,000	OCCIDENTAL PETROLEUM CORP.	78,400
		457,400	15.89

FINANCIALS			1.15
COMMERCIAL BANKS
4,000	EAST WEST BANCORP INC.	33,200
		33,200	1.15

HEALTH CARE			30.80
HEALTH CARE EQUIPMENT & SUPPLIES
1,500	BECTON DICKINSON & CO.	104,625
1,500	MCKESSON CORP.	89,325
1,000	QUEST DIAGNOSTICS INC.	52,190
3,000	ST. JUDE MEDICAL INC. *	117,030
2,000	UNITEDHEALTH GROUP INC.	50,080
2,750	WELLPOINT INC. *	130,240
3,000	ZIMMER HOLDINGS INC. *	160,350
		703,840	24.45

PHARMACEUTICALS
3,000	JOHNSON & JOHNSON	182,670
		182,670	6.35

INDUSTRIALS			16.77
AEROSPACE & DEFENSE
1,000	BOEING CO.	54,150
1,000	HONEYWELL INT’L INC.	37,150
		91,300	3.17

INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	131,360
		131,360	4.56

MACHINERY
1,000	ITT CORP.	52,150
		52,150	1.81

MARINE
4,000	KIRBY CORP. *	147,280
		147,280	5.12

ROAD & RAIL
2,000	GENESEE & WYOMING INC. *	60,640
		60,640	2.11

INFORMATION TECHNOLOGY			12.99
COMMUNICATIONS EQUIPMENT
2,500	CISCO SYSTEMS INC. *	58,850
1,000	QUALCOMM INC.	44,980
		103,830	3.61

ELECTRONIC EQUIPMENT & INSTRUMENTS
3,000	ITRON INC. *	192,420
		192,420	6.68

SOFTWARE
3,000	MICROSOFT CORP.	77,670
		77,670	2.70

MATERIALS			5.40
METALS & MINING
1,000	BHP BILLITON LTD.	66,010
5,000	COMMERCIAL METALS CO.	89,500
		155,510	5.40

TOTAL COMMON STOCK (Cost: $2,831,673)		2,872,430	99.79

SHORT TERM INVESTMENTS
MONEY MARKET			0.33
9,414	UMB MONEY MARKET FIDUCIARY	9,414
		9,414	0.33

TOTAL SHORT TERM INVESTMENTS (Cost: $9,414)		9,414	0.33

TOTAL INVESTMENTS (Cost: $2,841,087)		2,881,844	100.12

OTHER ASSETS LESS LIABILITIES		(3,429)	(0.12)

TOTAL NET ASSETS		2,878,415	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Multi-Cap Value Fund

Statement of Investments (Unaudited)

as of September 30, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			8.63
SPECIALTY RETAIL
8,000	HOME DEPOT INC.	213,120
14,000	PENSKE AUTOMOTIVE GROUP INC. *	268,520
		481,640	6.68

TEXTILES, APPAREL & LUXURY GOODS
16,000	K-SWISS INC. *	140,640
		140,640	1.95

CONSUMER STAPLES			8.47
BEVERAGES
12,000	DR PEPPER SNAPPLE GROUP INC. *	345,000
		345,000	4.78

PERSONAL PRODUCTS
4,000	CHATTEM INC. *	265,640
		265,640	3.68

ENERGY			38.14
ENERGY EQUIPMENT & SERVICES
34,000	ION GEOPHYSICAL CORP. *	119,680
7,000	LUFKIN INDUSTRIES INC.	372,260
27,000	MITCHAM INDUSTRIES INC. *	167,400
8,000	TIDEWATER INC.	376,720
		1,036,060	14.37

OIL, GAS & CONSUMABLE FUELS
4,000	APACHE CORP.	367,320
14,000	ARCH COAL INC.	309,820
12,000	CHESAPEAKE ENERGY CORP.	340,800
6,000	CHEVRON CORP.	422,580
8,600	MARATHON OIL CORP.	274,340
		1,714,860	23.78

FINANCIALS			2.80
COMMERCIAL BANKS
25,000	CATHAY GENERAL BANCORP	202,250
		202,250	2.80

INDUSTRIALS			38.33
AEROSPACE & DEFENSE
6,000	HONEYWELL INT’L INC.	222,900
		222,900	3.09

AIR FREIGHT & LOGISTICS
4,000	CH ROBINSON WORLDWIDE INC.	231,000
		231,000	3.20

COMMERCIAL SERVICES & SUPPLIES
8,000	COPART INC. *	265,680
		265,680	3.68

CONSTRUCTION & ENGINEERING
15,000	KBR INC.	349,350
		349,350	4.84

MACHINERY
13,000	GRACO INC.	362,310
		362,310	5.02

MARINE
14,000	DRYSHIPS INC. *	92,820
		92,820	1.29

ROAD & RAIL
13,000	GENESEE & WYOMING INC. *	394,160
14,000	KANSAS CITY SOUTHERN *	370,860
8,000	LANDSTAR SYSTEM INC.	304,480
10,000	MARTEN TRANSPORT LTD. *	170,600
		1,240,100	17.20

MATERIALS			8.61
CHEMICALS
16,000	H.B. FULLER CO.	334,400
		334,400	4.64

METALS & MINING
16,000	COMMERCIAL METALS CO.	286,400
		286,400	3.97

TOTAL COMMON STOCK (Cost: $8,580,797)		7,571,050	104.98

TOTAL INVESTMENTS (Cost: $8,580,797)		7,571,050	104.98

OTHER ASSETS LESS LIABILITIES		(359,181)	(4.98)

TOTAL NET ASSETS		7,211,869	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund

Statement of Investments (Unaudited)

as of September 30, 2009

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			13.14
AUTO COMPONENTS
651,100	AMERIGON INC. *	4,785,585
		4,785,585	3.67

SPECIALTY RETAIL
390,000	CONNS INC. *	4,403,100
755,000	SONIC AUTOMOTIVE INC. *	7,927,500
		12,330,600	9.47

CONSUMER STAPLES			5.21
FOOD PRODUCTS
520,000	DARLING INTERNATIONAL INC. *	3,822,000
610,000	OMEGA PROTEIN CORP. *	2,958,500
		6,780,500	5.21

ENERGY			17.85
ENERGY EQUIPMENT & SERVICES
2,600,000	BOOTS & COOTS INC. *	4,186,000
185,000	HORNBECK OFFSHORE SERVICES INC. *	5,098,600
265,000	MATRIX SERVICE CO. *	2,880,550
540,000	MITCHAM INDUSTRIES INC. *	3,348,000
800,000	PARKER DRILLING CO. *	4,368,000
		19,881,150	15.27

OIL, GAS & CONSUMABLE FUELS
455,000	INFINITY ENERGY RESOURCES INC. *	282,100
770,000	QUEST RESOURCE CORP. *	454,300
263,600	TOREADOR RESOURCES CORP. *	2,633,364
		3,369,764	2.59

FINANCIALS			15.40
COMMERCIAL BANKS
510,000	EAST WEST BANCORP INC.	4,233,000
270,000	NARA BANCORP INC. *	1,876,500
270,000	WILSHIRE BANCORP INC.	1,981,800
		8,091,300	6.21

CONSUMER FINANCE
500,000	EZCORP INC. A *	6,830,000
300,000	FIRST CASH FINANCIAL SERVICES INC. *	5,139,000
		11,969,000	9.19

HEALTH CARE			9.35
HEALTH CARE PROVIDERS & SERVICES
510,000	AMERICA SERVICE GROUP INC.	8,435,400
280,000	ROCHESTER MEDICAL CORP. *	3,371,200

360,000	UNITED AMERICAN HEALTHCARE CORP. *	374,400
		12,181,000	9.35

INDUSTRIALS			35.68
BUILDING PRODUCTS
188,000	APOGEE ENTERPRISES INC.	2,823,760
		2,823,760	2.17

COMMERCIAL SERVICES & SUPPLIES
200,000	AMERICAN ECOLOGY CORP.	3,740,000
330,000	MOBILE MINI INC. *	5,728,800
314,000	TEAM INC. *	5,322,300
		14,791,100	11.36

CONSTRUCTION & ENGINEERING
470,000	FURMANITE CORP. *	2,025,700
375,000	ORION MARINE GROUP INC. *	7,702,500
		9,728,200	7.47

MARINE
160,000	KIRBY CORP. *	5,891,200
		5,891,200	4.52

ROAD & RAIL
270,000	FROZEN FOOD EXPRESS INDUSTRIES INC.	791,100
390,000	SAIA INC. *	6,271,200
630,000	VITRAN CORPORATION INC. *	5,682,600
		12,744,900	9.79

TRADING COMPANIES & DISTRIBUTORS
44,000	DXP ENTERPRISES INC. *	490,600
		490,600	0.38

INFORMATION TECHNOLOGY			1.38
SOFTWARE
105,000	TYLER TECHNOLOGIES INC. *	1,794,450
		1,794,450	1.38

MATERIALS			3.85
METALS & MINING
280,000	COMMERCIAL METALS CO.	5,012,000
		5,012,000	3.85

TELECOMMUNICATION SERVICES			3.00
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES INC. *	3,905,700
		3,905,700	3.00

TOTAL COMMON STOCK (Cost: $152,557,584)		136,570,809	104.87

TOTAL INVESTMENTS (Cost: $152,557,584)		136,570,809	104.87

OTHER ASSETS LESS LIABILITIES		(6,347,574)	(4.87)

TOTAL NET ASSETS		130,223,235	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates market value. Premium or discount on debt securities are amortized. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure.

Various inputs are used to determine the fair value of the Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities and cash and cash equivalents as of September 30, 2009:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Growth Fund	Multi-Cap Value Fund	Small Cap Fund
Level 1 - Quoted Prices
Common Stock
Energy	$—	$415,970	$4,305,365	$807,740	$2,750,920	$23,250,914
Material	—	32,140	680,960	155,510	620,800	5,012,000
Industrials	82,100	238,500	4,058,710	482,730	2,764,160	46,469,760
Consumer Discretionary	—	207,375	570,700	—	622,280	17,116,185
Consumer Staples	—	162,610	2,336,360	132,820	610,640	6,780,500
Health Care	—	243,560	1,811,660	886,510	—	12,181,000
Financials	—	118,090	2,252,220	33,200	202,250	20,060,300
Information Technology	—	129,450	1,414,700	373,920	—	1,794,450
Telecommunication Services	—	57,280	—	—	—	3,905,700
Utilities	121,360	147,620	510,440	—	—	—

Preferred Stock
Financials	—	463,295	798,240	—	—	—
Telecommunication Services	—	53,500	267,500	—	—	—
Utilities	—	50,880	—	—	—	—
Level 1 Total	203,460	2,320,270	19,006,855	2,872,430	7,571,050	136,570,809

Level 2 - Other significant observable inputs
Corporate Bonds
Energy	—	398,460	1,752,809	—	—	—
Material	—	597,102	579,985	—	—	—
Industrials	—	366,583	1,696,297	—	—	—
Consumer Discretionary	—	597,791	773,574	—	—	—
Health Care	—	47,812	103,938	—	—	—
Financials	171,300	1,691,200	3,417,102	—	—	—
Information Technology	—	104,909	277,764	—	—	—
Telecommunication Services	107,000	607,227	384,922	—	—	—
Utilities	—	463,883	38,319	—	—	—

US Government Securities
US Government Agency	4,771,897	106,958	—	—	—	—

Short Term Investments
Money Market	139,708	305,382	513,008	9,414	—	—

Level 2 Total	5,189,905	5,287,306	9,537,718	9,414	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—
Total Investments	$5,393,365	$7,607,576	$28,544,573	$2,881,844	$7,571,050	$136,570,809

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 Securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings at both the beginning and the end of the reporting period.

Item 2.                                Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 25, 2009

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 25, 2009